RELATED PARTY TRANSACTION	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTION

17. RELATED PARTY TRANSACTION

In May 2023, Mr. Larry Xiangdong Chen invested RMB15,000 to obtain 60% of the equity interest of Beijing GaoTuJiaPin Technology Co., Ltd (“GaoTuJiaPin”). GaoTuJiaPin is a company engaged in livestreaming e-commerce, which was formerly one of the VIEs' subsidiaries.

The transaction was accounted as a deconsolidation of the subsidiary under common control. In connection with such deconsolidation, the Company obtained a call option to purchase the 60% equity interest held by Mr. Larry Xiangdong Chen, or to designate any third parties to repurchase the 60% equity interest held by Mr. Larry Xiangdong Chen within seven months after the deconsolidation date. The call option expired in December 2023. Gains resulting from the deconsolidation amounted to RMB19,009 were recorded as contribution from shareholders in the equity.

Upon the completion of such deconsolidation, the Company no longer has control over Gaotu Jiapin, but has the ability to exercise significant influence over it and accounts for the retained equity interest as an equity method investment. The Group recorded share of loss on GaoTuJiaPin amounted to nil and nil for the years ended December 31, 2024 and 2025.

Related party transaction and balance between the Group and GaoTuJiaPin were both immaterial in 2024 and 2025. Related party transaction between the Group and Mr. Larry Xiangdong Chen incurred in 2025 were described in Note 3.